Subsequent Events (Details) (USD $)	3 Months Ended	1 Months Ended
	Mar. 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Jan. 31, 2015
Subsequent Event [Line Items]
Common stock Issued shares as director fees	108,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued for advisory services			90,000
Common stock Issued shares as director fees		12,500
Fair market value of grant	16,375
Subsequent Event [Member] | Increment One [Member]
Subsequent Event [Line Items]
Stock issued for advisory services			45,000
Subsequent Event [Member] | Outside director [Member]
Subsequent Event [Line Items]
Common stock Issued shares as director fees				12,500